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                               AIM BALANCED FUND
                           AIM GLOBAL UTILITIES FUND
                                AIM GROWTH FUND
                              AIM HIGH YIELD FUND
                                AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                             AIM MONEY MARKET FUND
                            AIM MUNICIPAL BOND FUND
                                 AIM VALUE FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                       Supplement dated December 16, 1996
          to the Statement of Additional Information dated May 1, 1996


         On December 11, 1996, the Board of Trustees of AIM Funds Group approved, subject to shareholder approval, the elimination of and changes to certain fundamental investment policies of AIM Balanced Fund, AIM Global Utilities Fund, AIM Growth Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund
and AIM Value Fund (the "Funds").   Shareholders will be asked to approve these
changes at an annual meeting of shareholders to be held on February 7, 1997 (the "Annual Meeting"). If approved, these changes will become effective as of March 1, 1997.

Investment In Other Investment Companies

         AIM Balanced Fund. Reference is made to Investment Restriction Nos. 1 and 8 on pages 17 and 18 of the Trust's Statement of Additional Information (the "SAI"). The Board has approved the elimination of Investment Restriction No. 8, and a change to Investment Restriction No. 1. In the event shareholders of AIM Balanced Fund approve the proposed changes, Investment Restriction No. 8 will no longer apply, and Investment Restriction No. 1 will read in its entirety as follows:

         1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (except U.S. Government securities or securities issued by its agencies and instrumentalities), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         AIM Global Utilities Fund. Reference is made to Investment Restriction Nos. 1, 2 and 10 on pages 18 and 19 of the SAI. The Board has approved the elimination of Investment Restriction No. 10, and a change to Investment Restriction Nos. 1 and 2. In the event shareholders of AIM Global Utilities Fund approve the proposed changes, Investment Restriction No. 10 will no longer apply, and Investment Restriction Nos. 1 and 2 will read in their entirety as follows:

         1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         AIM Growth Fund. Reference is made to Investment Restriction Nos. 1, 2 and 11 on pages 19 and 20 of the SAI. The Board has approved the elimination of Investment Restriction No. 11, and a change to Investment Restriction Nos. 1 and 2. In the event shareholders of AIM Growth Fund approve the proposed




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changes, Investment Restriction No. 11 will no longer apply, and Investment
Restriction Nos. 1 and 2 will read in their entirety as follows:

         1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         AIM High Yield Fund. Reference is made to Investment Restriction Nos. 6 and 11 on page 21 of the SAI. The Board has approved the elimination of Investment Restriction No. 11, and a change to Investment Restriction No. 6.
In the event shareholders of AIM High Yield Fund approve the proposed changes, Investment Restriction No. 11 will no longer apply, and Investment Restriction No. 6 will read in its entirety as follows:

         6. With respect to 75% of the value of its total assets, invest more than 5% of the market value of its total assets in the securities of any one issuer, other than obligations of or guaranteed by the U.S. Government or any of its agencies or instrumentalities, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         AIM Income Fund. Reference is made to Investment Restriction Nos. 1, 2 and 11 on pages 21 and 22 of the SAI. The Board has approved the elimination of Investment Restriction No. 11, and a change to Investment Restriction Nos. 1 and 2. In the event shareholders of AIM Income Fund approve the proposed changes, Investment Restriction No. 11 will no longer apply, and Investment Restriction Nos. 1 and 2 will read in their entirety as follows:

         1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         AIM Intermediate Government Fund. Reference is made to Investment Restriction Nos. 1, 2 and 11 on pages 22 and 23 of the SAI. The Board has approved the elimination of Investment Restriction No. 11, and a change to Investment Restriction Nos. 1 and 2. In the event shareholders of AIM Intermediate Government Fund approve the proposed changes, Investment Restriction No. 11 will no longer apply, and Investment Restriction Nos. 1 and 2 will read in their entirety as follows:

         1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities, as described under "Investment Objectives" in the Prospectus, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order).

         2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held




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         by the Fund (except U.S. Government securities including securities issued by its agencies and instrumentalities, as described under "Investment Objectives" in the Prospectus), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         AIM Money Market Fund. Reference is made to Investment Restriction Nos. 1 and 11 on pages 23 and 24 of the SAI. The Board has approved the elimination of Investment Restriction No. 11, and a change to Investment Restriction No. 1. In the event shareholders of AIM Money Market Fund approve the proposed changes, Investment Restriction No. 11 will no longer apply, and Investment Restriction No. 1 will read in its entirety as follows:

         1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer, except (a) U.S. Government securities, including securities issued by its agencies and instrumentalities, (b) to the extent permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and (c) that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         AIM Municipal Bond Fund. Reference is made to Investment Restriction Nos. 2 and 12 on pages 24 and 25 of the SAI. The Board has approved the elimination of Investment Restriction No. 12, and a change to Investment Restriction No. 2. In the event shareholders of AIM Municipal Bond Fund approve the proposed changes, Investment Restriction No. 12 will no longer apply, and Investment Restriction No. 2 will read in its entirety as follows:

         2. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order). For the purpose of this restriction and that set forth in restriction 3, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member as a separate issuer.

         AIM Value Fund. Reference is made to Investment Restriction Nos. 1, 2 and 11 on pages 25 and 26 of the SAI. The Board has approved the elimination of Investment Restriction No. 11, and a change to Investment Restriction Nos. 1 and 2. In the event shareholders of AIM Value Fund approve the proposed changes, Investment Restriction No. 11 will no longer apply, and Investment Restriction Nos. 1 and 2 will read in their entirety as follows:

         1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order).

         2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

In addition to the foregoing, the Board will approve a change in the Funds' nonfundamental investment policy on page 26 of the SAI which currently prohibits investing for the purpose of influencing management or exercising control. This nonfundamental policy will contain an exception for the purchase of securities of other investment companies to the extent permitted by applicable law or exemptive order.

Investment in Puts and Covered Calls




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         Reference is made to Investment Restriction No. 7 of AIM Global
Utilities Fund (on page 19 of the SAI), Investment Restriction No. 8 of AIM Growth Fund (on page 20 of the SAI) and Investment Restriction No. 8 of AIM Value Fund (on page 26 of the SAI) each of which restricts the applicable Fund's ability to invest in puts, calls, straddles, spreads or combinations thereof. The Board has approved the elimination of the foregoing Investment Restrictions, subject to the approval of the shareholders of each such Fund. With respect to each such Fund, in the event shareholders approve the proposed elimination of the applicable Investment Restriction, that Fund will implement new nonfundamental policies (i.e., they may be changed in the future by the Board without shareholder approval) that will (a) limit the ability of the Fund to write covered call options to no more than 25% of the value of the Fund's net assets, (b) limit the ability of the Fund to purchase put options to no more than 25% of the value of the Fund's net assets, and (c) prohibit the Fund from engaging in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof. AIM Global Utilities Fund, AIM Growth Fund and AIM Value Fund will not use leverage in purchasing put options and writing covered call options and will only make such investments for hedging purposes.

         By writing a call option, a Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A call option is "covered" if a Fund owns or has the right to acquire the underlying security subject to the call.

         A put option purchased by a Fund constitutes a hedge against a decline in the price of a security owned by the Fund. It may be sold at a profit or loss depending upon changes in the price of the underlying security. It may be exercised at a profit provided that the amount of the decline in the price of the underlying security below the exercise price during the option period exceeds the option premium, or it may expire without value. A call constitutes a hedge against an increase in the price of a security which a Fund has sold short, it may be sold at a profit or loss depending upon changes in the price of the underlying security, it may be exercised at a profit provided that the amount of the increase in the price of the underlying security over the exercise price during the option period exceeds the option premium, or it may expire without value. The maximum loss exposure involved in the purchase of an option is the cost of the option contract.

         For a discussion of the risks related to transactions involving covered call options, see page 13 of the SAI.




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